Common Stock and Stock Plans, Common Stock Shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Reserved, Issued and Authorized Common Stock [Abstract]
Shares reserved	303,203,184
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,214,985,342
Total shares authorized	9,000,000,000	9,000,000,000